Consolidated Statements of Changes in Equity (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Multiple voting shares
Common stock, multiple voting shares, value	$ 3.8	$ 3.8	$ 3.8